Derivative Financial Instruments - Impact of Derivative Instruments that are Not Subject to Hedge Accounting on Consolidated Statement of Operation (Detail) - USD ($) $ in Millions	12 Months Ended
	Feb. 28, 2019	Feb. 28, 2018
Selling Marketing And Administration Expenses | Foreign Exchange Contract
Derivative Instruments, Gain (Loss) [Line Items]
Amount of Gain (Loss) in income on Derivative Instruments	$ 4	$ (9)